EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.7%
	ADVERTISING & MARKETING - 2.0%
19,563	Interpublic Group of Companies, Inc. (The)	$ 478,902

	ASSET MANAGEMENT - 4.3%
2,703	LPL Financial Holdings, Inc.	1,013,544

	BANKING - 1.1%
19,000	NU Holdings Ltd./Cayman Islands, Class A(a)(b)	260,680

	BEVERAGES - 6.2%
13,070	Coca-Cola Consolidated, Inc.	1,459,265

	BIOTECH & PHARMA - 1.8%
8,166	Halozyme Therapeutics, Inc.(a)	424,795

	CHEMICALS - 1.5%
1,988	Avery Dennison Corporation	348,834

	COMMERCIAL SUPPORT SERVICES - 1.6%
4,205	Brink's Company (The)	375,464

	ELECTRICAL EQUIPMENT - 1.7%
2,529	A O Smith Corporation	165,827
1,677	Generac Holdings, Inc.(a)(b)	240,163
		405,990
	ENGINEERING & CONSTRUCTION - 4.9%
3,037	Quanta Services, Inc.	1,148,229

	HEALTH CARE FACILITIES & SERVICES - 5.1%
435	Chemed Corporation	211,815
1,511	Medpace Holdings, Inc.(a)(b)	474,242
1,705	Molina Healthcare, Inc.(a)	507,919
		1,193,976

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 4.7%
1,472	United Rentals, Inc.	$ 1,109,005

	INSURANCE - 0.3%
377	Assurant, Inc.	74,454

	LEISURE FACILITIES & SERVICES - 1.6%
860	Domino's Pizza, Inc.	387,516

	MACHINERY - 5.8%
5,500	Donaldson Company, Inc.	381,425
3,466	Lincoln Electric Holdings, Inc.	718,571
3,872	Toro Company (The)	273,673
		1,373,669
	MEDICAL EQUIPMENT & DEVICES - 1.6%
6,429	Globus Medical, Inc., Class A(a)	379,440

	OIL & GAS PRODUCERS - 2.5%
3,108	Exxon Mobil Corporation(b)	335,042
640	Murphy USA, Inc.	260,352
		595,394
	RETAIL - CONSUMER STAPLES - 7.3%
6,800	BJ's Wholesale Club Holdings, Inc.(a)(b)	733,244
1,935	Casey's General Stores, Inc.	987,372
		1,720,616
	RETAIL - DISCRETIONARY - 5.9%
140	AutoZone, Inc.(a)	519,712
6,000	O'Reilly Automotive, Inc.(a)	540,780
1,937	Williams-Sonoma, Inc.	316,448
		1,376,940
	SEMICONDUCTORS - 3.1%
500	Monolithic Power Systems, Inc.	365,690
4,064	Teradyne, Inc.	365,435
		731,125

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	SOFTWARE - 16.6%
11,369	Agilysys, Inc.(a)(b)	$ 1,303,343
5,173	Calix, Inc.(a)	275,152
6,938	CommVault Systems, Inc.(a)	1,209,502
5,650	Fortinet, Inc.(a)	597,318
2,250	Paycom Software, Inc.	520,650
		3,905,965
	TECHNOLOGY SERVICES - 9.8%
1,630	Automatic Data Processing, Inc.	502,692
742	Fair Isaac Corporation(a)	1,356,346
800	Mastercard, Inc., Class A	449,552
		2,308,590
	TRANSPORTATION & LOGISTICS - 1.3%
2,160	Landstar System, Inc.	300,283

	TOTAL COMMON STOCKS (Cost $8,796,298)	21,372,677

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 3.4%
	EQUITY - 3.4%
78,000	Direxion Shares Etf Trust-Direxion Daily S&P 500(b)	803,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $875,960)	803,400

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.3%
	COLLATERAL FOR SECURITIES LOANED – 12.3%
2,903,603	Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (Cost $2,903,603)(c),(d)	2,903,603

	TOTAL INVESTMENTS – 106.4% (Cost $12,575,861)	$ 25,079,680
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%	(1,506,594)
	NET ASSETS - 100.0%	$ 23,573,086

ETF	- Exchange-Traded Fund
LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $2,783,256.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $2,903,603 at June 30, 2025.